ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Location1 [Line Items]
Property, plant and equipment	€ 2,057,891	€ 1,828,784
Goodwill	785,182	785,182
Intangible assets	1,638,457	1,545,664	€ 1,419,699
Italy
Entity Location1 [Line Items]
Property, plant and equipment	1,956,478	1,765,618
Goodwill	785,182	785,182
Intangible assets	1,637,986	1,545,420
Rest of EMEA
Entity Location1 [Line Items]
Property, plant and equipment	28,500	28,401
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location1 [Line Items]
Property, plant and equipment	66,615	27,573
Goodwill	0	0
Intangible assets	0	0
Mainland China, Hong Kong and Taiwan
Entity Location1 [Line Items]
Property, plant and equipment	1,514	2,335
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location1 [Line Items]
Property, plant and equipment	4,784	4,857
Goodwill	0	0
Intangible assets	€ 471	€ 244